GCAT 2025-NQM1 ABS-15G

Exhibit 99.9

Client Name:
Client Project Name:	GCAT 2025-NQM1
Start - End Dates:	12/19/2024 - 1/22/2025
Deal Loan Count:	26

Loan Level Tape Compare Upload

Loans in Report	26

Marketing ID	Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
2025010680	XXXXXX	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
2025010680	XXXXXX	XXXXXX	Property Type	Detached PUD	Attached PUD
2025010677	XXXXXX	XXXXXX	Borrower 1 Self Employed Flag	Yes	No
2025010745	XXXXXX	XXXXXX	Borrower DSCR Percent	1.3173	1.508
2025010745	XXXXXX	XXXXXX	Original Appraisal Date	XXXXXX	XXXXXX
2025010718	XXXXXX	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
2025010752	XXXXXX	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
2025010684	XXXXXX	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
2025010673	XXXXXX	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
2025010658	XXXXXX	XXXXXX	Borrower 1 Total Income	6204.22	5989.25

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